Severance and Retirement Plans	12 Months Ended
Mar. 31, 2012
Severance and Retirement Plans

15.    Severance and Retirement Plans

The Company and its domestic subsidiaries have defined benefit severance and retirement plans covering their employees. The plans provide, under most circumstances, retirement benefits and lump-sum severance payments to the employees that are determined by reference to their rates of pay at the time of termination, years of service and certain other factors. All employees may choose either to remain in the defined benefit plans or to withdraw from the plans and enroll under such system as receiving all compensation during their employment. For those under the fixed annual compensation system, separate severance and retirement benefits are not to be paid upon their termination or retirement.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and recorded the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

The Company and certain of its domestic subsidiaries terminated the defined benefit plans, resulting in a settlement gain for the year ended March 31, 2011.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated existing defined benefit plans and made a transition to new defined contribution plans. Benefit obligations will be settled over eight years by contributing to the new plans and a net, loss was recognized when the settlement occurred. Meanwhile, certain domestic subsidiaries encouraged the voluntary retirement plans, resulting in special granting termination benefits.

As a result, KONAMI terminated all of its defined benefit severance and retirement plans. Certain domestic subsidiaries made a transition to the defined contribution plans.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries’ plans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,902	¥3,246	$39,494
Service cost	254	132	1,606
Interest cost	33	15	183
Actuarial loss	25	—	—
Benefits paid	(167)	(1,406)	(17,107)
Effects of transitions to defined contribution plans	—	(1,759)	(21,402)
Curtailments and settlements	(801)	¥(228)	$(2,774)

Benefit obligation, end of year	¥3,246	—	—

Change in plan assets:
Fair value of plan assets, beginning of year	¥2,237	¥1,403	$17,070
Actual return on plan assets	(49)	14	170
Employer contribution	199	100	1,217
Benefits paid	(74)	(487)	(5,925)
Pension assets refunding cost	(3)	—	—
Effects of transitions to defined contribution plans	—	(1,011)	(12,301)
Curtailments and settlements	(907)	¥(19)	$(231)

Fair value of plan assets, end of year	¥1,403	—	—

Funded status, end of year	¥(1,843)	—	—

Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	(34)	—	—
Accrued pension and severance costs	(1,809)	—	—

Net amount recognized	¥(1,843)	—	—

Recognized accumulated other comprehensive income (loss) at March 31, 2011 and 2012 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Actuarial net loss	¥(335)	¥(52)	$(633)

	¥(335)	¥(52)	$(633)

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,246	—	—
Accumulated benefit obligation	3,048	—	—
Fair value of plan assets	1,403	—	—

The measurement date used to determine pension benefit obligations for all the pension plans was March 31. The accumulated benefit obligations for the defined benefit plans were ¥3,048 million and nil at March 31, 2011 and 2012, respectively.

Net periodic cost of the Company and its domestic subsidiaries’ plans for the years ended March 31, 2010, 2011 and 2012 included the following components:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Service cost—benefits earned during the year	¥210	¥254	¥132	$1,606
Interest cost on projected benefit obligation	25	33	15	183
Expected return on plan assets	(38)	(26)	(14)	(170)
Recognized actuarial gain or loss	(27)	20	20	243
Settlement gain or loss	—	(103)	292	3,553
Loss from special termination benefit	—	—	769	9,356

Net periodic cost	¥170	¥178	¥1,214	$14,771

Estimated amortization for actuarial loss for the year ending March 31, 2013 is as follows:

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	—	—

Weighted-average assumptions used to determine projected benefit obligations at March 31, 2011 and 2012 were as follows:

	2011	2012
Weighted-average assumptions:
Discount rate	0.9%	—
Assumed rate of increase in future compensation levels	1.5%	—

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Weighted-average assumptions:
Discount rate	1.1%	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.8%	1.5%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various assets categories in which they invest. KONAMI considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries’ investment goals for the pension benefit plans are to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. The Company and its domestic subsidiaries address diversification by the use of domestic and foreign equity securities and domestic and foreign debt securities in order to secure stable return on plan assets subject to specific risk management policies. The Company and its domestic subsidiaries evaluate the difference between expected return based on expected long-term rate of return on plan assets and actual return on invested plan assets on an annual basis. The Company and its domestic subsidiaries will revise the asset allocation if the evaluation requires a revision of its formulation of asset allocation.

The Company and its domestic subsidiaries’ plan assets consist of three major components: approximately 40% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The equity securities for pooled funds are selected primarily from stocks that are listed on the securities exchanges. In making investment decisions, the Company and its domestic subsidiaries had examined the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities for pooled funds are selected primarily from government bonds, public debt instruments, and corporate bonds. In making investment decisions, the Company and its domestic subsidiaries had examined the quality of the issue, including rating, interest rate, and repayment dates, and appropriately diversified the investments. In regard to investments in life insurance company general accounts, the contracts with the insurance companies guarantee a certain amount of interest rate and return of capital.

The fair values of the Company and its domestic subsidiaries’ plan assets at March 31, 2011 by asset category, for which the three levels of input used to measure fair value are more fully described in Note 20, are as follows:

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

Pooled funds investing in the equity securities consist of approximately 56% Japanese companies and 44% foreign companies. Pooled funds investing in the debt securities consist of approximately 53% Japanese government bonds, 20% foreign government bonds, 26% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

As of March 31, 2011, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

As of March 31, 2012, the Company and its domestic subsidiaries did not have any plan assets.

The Company and its domestic subsidiaries have participated in Kanto IT Software Pension Fund (the Fund) as a multi-employer pension plan. The Fund was established pursuant to a Japanese law by multi-employers which are mainly Software and IT industry companies, and is a welfare pension fund for a multi-employer contributory plan. The benefits which the Fund makes are retirement plans, lump-sum severance payments and lump-sum benefits for bereaved family. The Fund is a Japanese domestic plan and thus there is not an Employer Identification Number or a Pension Plan Number under in the U.S. There is not a U.S. Pension Protection Plan Act zone status applicable for the plan. The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented. There is no collective bargaining agreement applicable to the plan.

The risks of Participating in a multi-employer plan are different from a single-employer plan in the following aspects; assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers; and if a participating employer stops contributing to the plan, any unfunded obligations of the plan may be borne by the remaining participating employers.

As of March 31, 2010, 2011 and 2012, our participation in the Fund is outlined in the table below. The financial information for the year ended March 31, 2012 was not available at the time of this filing. Therefore, we disclose the Fund financial information as of March 31, 2010 and 2011 as these were the most recent dates available.

Pension Funds	EIN/ Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented		Contributions (Millions of Yen)			Surcharge Imposed		Expiration Date of Agreement
		2011	2012	2011	2012	2010	2011	2012	2011	2012
Kanto IT Software Pension Fund	N/A	N/A	N/A	No	No	985	809	781	No	No	—

The Fund financial statements for the years ended March 31, 2010 and 2011 indicated total plan asset of ¥161,055 million and ¥171,945 million, respectively; total actuarial present value of accumulated benefit obligations of ¥159,999 million and ¥172,108 million, respectively. The fund financial statements for the years ended March 31, 2010 and 2011 indicate that the plan was overfunded by ¥1,056 million (0.7%) and underfunded by ¥163 million (0.1%), respectively.

The employers make matching contributions to the funds up to a certain percentage of each employee’s standard pay. The contributions consist of standard contributions prepared for retirement plans or lump-sum payments, special contributions prepared for amortization of unamortized prior service cost and administrative fee’s contributions prepared for managing the Fund. The employers assume an obligation for contributions to the Fund.

Under the related acts and the terms, the Fund reevaluates the amount of contributions at least every five years in order to be of the value that would allow the maintenance the financial condition now and in the future. The Fund verifies the plan assets would be reserved as planed and agreed with benefit obligation for prior years of service on an annual basis. If the verifications would reveal a shortage of the reserve, the Fund shall resolve the shortage of the reserve by the implementation of additional special contributions.

KONAMI’s contributions to the plan amounted to ¥985 million, ¥809 million and ¥781 million ($9,502 thousand) for the years ended March 31, 2010, 2011 and 2012, respectively. The contributions we made to the Fund represent more than 5% of the total Fund. The expenses were recorded as costs and expenses in the consolidated statements of income.

KONAMI’s contributions to the plan are expected to amount to ¥805 million for the year ended March 31, 2013.

The Company has accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,123 million and ¥1,096 million ($13,335 thousand) at March 31, 2011 and 2012, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.

Some of its domestic subsidiaries have defined contribution plans.

For the year ended March 31, 2012, certain of its domestic subsidiaries terminated the defined benefit plans and made a transition to the defined contribution plans. Benefit obligations to be contributed to the defined contribution plans was determined as ¥1,759 million ($21,402 thousand), which will be settled over eight years. As of March 31, 2012, the amount of benefit obligations which has not been settled was ¥637 million ($7,750 thousand), included in other current liabilities of ¥92 million ($1,119 thousand) and accrued pension and severance costs of ¥545 million ($6,631 thousand), respectively, in the consolidated balance sheets.

The certain domestic subsidiaries’ contributions to the defined contribution plans amounted to ¥150 million ($1,825 thousand) for the years ended March 31, 2012. The expenses were recorded as costs and expenses in the consolidated statements of income.